Land use right, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ZHEJIANG TIANLAN
Land use right	¥ 7,361	¥ 7,361
Less: Accumulated amortisation	(1,763)	(1,614)
Net	5,598	5,747
Amortisation expense	149	149	¥ 149
ZHEJIANG JIAHUAN
Land use right	7,987	7,987
Less: Accumulated amortisation	(1,862)	(1,699)
Net	6,125	6,288
Amortisation expense	¥ 163	¥ 163	¥ 163